FAIR VALUE MEASUREMENT (Detail Textuals) (Level 2, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012
Level 2
Financing Receivable, Impaired [Line Items]
Collateral dependent impaired loans, fair value	$ 21.0	$ 30.6